Financial liabilities - Additional Information (Details) - EUR (€) € in Thousands			6 Months Ended
	Aug. 30, 2019	Jul. 03, 2017	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [Line Items]
Financial liabilities			€ 43,374	€ 16,502	€ 44,252	€ 19,087
Proceeds from borrowing			0	€ 0
Loan agreement with Société Générale
Disclosure of financial liabilities [Line Items]
Loan agreement, maximum borrowing capacity		€ 15,200
Financial liabilities			€ 11,933				€ 1,300	€ 1,300
Loan agreement, collateral		15,200
Proceeds from borrowing	€ 13,900
Borrowings, maturity period	12 years
Security interest on pledge of financial instruments will be released in 2024		4,200
Security interest on pledge of financial instruments will be released in 2027		5,000
Security interest on pledge of financial instruments will be released in 2031		€ 6,000
Loan agreement with Société Générale | Fixed interest rate
Disclosure of financial liabilities [Line Items]
Borrowings, interest rate			2.01%